The basic earnings per share was calculated based on the weighted average number of common and preferred shares outstanding, as shown in the calculations below: (Details) - BRL (R$)
R$ / shares in Units, R$ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net earnings attributable to the Company’s common shareholders (R$ thousand)	R$ 11,061,730	R$ 7,560,015	R$ 10,035,723
Net earnings attributable to the Company’s preferred shareholders (R$ thousand)	R$ 12,110,592	R$ 8,276,847	R$ 10,987,300
Weighted average number of common shares outstanding (thousands)	4,860,678	4,871,446	4,871,446
Weighted average number of preferred shares outstanding (thousands)	4,841,001	4,848,500	4,848,500
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic earnings per share attributable to shareholders of the Organization (in Reais)	R$ 2.28	R$ 1.55	R$ 2.06
Preference shares [member]
IfrsStatementLineItems [Line Items]
Basic earnings per share attributable to shareholders of the Organization (in Reais)	R$ 2.50	R$ 1.71	R$ 2.27